Results for the Year - Share-based payment (Details) kr / shares in Units, $ / shares in Units, kr in Millions		1 Months Ended					6 Months Ended	12 Months Ended
	Jan. 09, 2019 EquityInstruments	May 31, 2020 USD ($) EquityInstruments	Apr. 30, 2019 EquityInstruments $ / shares	Sep. 30, 2018 EquityInstruments $ / shares	Jun. 30, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments USD ($) individual kr / shares shares	Dec. 31, 2020 DKK (kr) EquityInstruments kr / shares	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments $ / shares	Dec. 31, 2015 EquityInstruments USD ($) $ / shares	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 07, 2019 USD ($)	Dec. 06, 2019 USD ($)	Dec. 05, 2019 USD ($)	Dec. 31, 2017 EquityInstruments USD ($)	Aug. 02, 2017 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion ratio (per share) | $							2											10	14	1	2	10	1
Authorized (in shares)								9,400,000	9,400,000	9,400,000
Available for future grant (in shares)								8,400,000	8,400,000	8,400,000
Exercised		1,400,000						1,219,000	1,219,000	1,219,000			706,000	706,000
Proceeds from issuing shares | $		$ 2,000								$ 2,000				$ 1,000
Granted			7,200	7,200	1,700,000	1,700,000		0	0	0	7,000	7,000	7,000	7,000
Fair value of shares on date of exercise | $		$ 0.47
Exercise price per share | $ / shares			$ 0.60	$ 1.40		$ 2.04						$ 0.60
Par value | kr / shares								kr 0.01
Term (in years)					P6Y	P6Y
Outstanding options							12,980,000				12,898,000	12,898,000				6,442,000	6,442,000				14,191,000
Expired	100,000							5,237,000	5,237,000	5,237,000	89,000	89,000	512,000	512,000
Exercise of warrants for cash | shares							706,000
Due to holders as a result of Capital Reduction					€ 1,900,000	$ 2,200,000
Fair value options granted | $						8,900,000
Fair value deferred shares granted | $						$ 1,800,000
Granted													0	0
Shares outstanding							700,000				600,000	600,000				406,000	406,000
Exercise price per share | (per share)								kr 0.01									$ 0.0017
Potential antidilution payments to the holders																€ 777,000	$ 954,000
Share-based compensation expense | $										$ 0		$ 3,000		$ 96,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 1.40
Vesting term								P36M	P36M	P36M	P36M	P36M
Term (in years)								P6Y	P6Y	P6Y
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 3.77
Vesting term								P5Y	P5Y	P5Y
Term (in years)								P10Y	P10Y	P10Y
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised								379,000	379,000	379,000			123,000	123,000
Outstanding options							3,740,000				3,740,000	3,740,000				3,361,000	3,361,000				4,196,000
Expired													333,000	333,000
Shares outstanding							406,000				356,000	356,000				356,000	356,000
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					600,000	600,000
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					150,000	150,000
2018 Vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options							105,000
Number of former employees | individual							2
2018 Vested options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value | kr / shares							kr 0.01
2018 Vested options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 3.77
Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | $															2,500,000
Outstanding options							4,996,000				4,996,000	4,996,000									4,996,000
Expired								4,996,000	4,996,000	4,996,000
June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Distributions to equity award holders									€ 248,000	$ 278,000	€ 596,000	$ 670,000	€ 650,000	$ 761,000
June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term					P5Y	P5Y
Outstanding options																80,000	80,000
Due to holders as a result of Capital Reduction									€ 1,700,000	2,100,000
Granted					180,000	180,000
Share-based compensation expense								kr 5.4		$ 899,000
June 2017 Deferred Shares | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					90,000	90,000
Deferred Shares Vested If Successful Outcome
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					100,000	100,000
Deferred Shares Vested If Successful Outcome | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted					50,000	50,000
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Available for future grant (in shares)								2,100,000	2,100,000	2,100,000
Warrants, Exercise Price One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of warrants for cash | shares							334,000
Warrants, Exercise Price One | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 1.36
Warrants, Exercise Price Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares														$ 1.49
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Available for future grant (in shares)								17,000,000	17,000,000	17,000,000
Exercised		194,000
Consultant Options | Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted															5,000,000
Consultant Options, Exercise Price One | Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares															$ 2.83
Consultant Options, Exercise Price Two | Nonemployee consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares															$ 14.13